Segmentation of key figures (Details 3) - USD ($) $ in Millions	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2019	Mar. 31, 2019
Disclosure of operating segments [line items]
Total assets	$ 123,763		$ 118,370
Total liabilities	(69,878)		(62,819)
Total equity	53,885	$ 50,977	55,551	$ 51,504	$ 47,307
Net debt	26,537		15,938
Net operating assets	80,422		71,489
Property, plant and equipment	11,955		12,069
Goodwill	29,100		26,524
Intangible assets other than goodwill	36,669		28,787
Innovative Medicines
Disclosure of operating segments [line items]
Total assets	81,373		71,225
Total liabilities	(14,690)		(15,332)
Net operating assets	66,683		55,893
Property, plant and equipment	9,485		9,632
Goodwill	21,257		18,750
Intangible assets other than goodwill	34,877		27,586
Sandoz
Disclosure of operating segments [line items]
Total assets	16,229		16,468
Total liabilities	(3,681)		(3,804)
Net operating assets	12,548		12,664
Property, plant and equipment	1,943		1,888
Goodwill	7,835		7,767
Intangible assets other than goodwill	1,674		1,125
Corporate
Disclosure of operating segments [line items]
Total assets	26,161		30,677
Total liabilities	(51,507)		(43,683)
Net debt	26,537		15,938
Net operating assets	1,191		2,932
Property, plant and equipment	527		549
Goodwill	8		7
Intangible assets other than goodwill	$ 118		$ 76